INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net
	As of March 31,	As of March 31,
	2024	2023
Proprietary technology	1,900,000	1,900,000
Total Intangible assets, at cost	1,900,000	1,900,000
Less: accumulated amortization	(411,667)	(31,667)
Intangible assets, net	$1,488,333	$1,868,333

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense
2025	$380,000
2026	380,000
2027	380,000
Thereafter	348,333
$1,488,333